Strategic Funds, Inc.

-          Dreyfus Conservative Allocation

-          Dreyfus Moderation Allocation

-          Dreyfus Growth Allocation

(the "Funds")

Incorporated herein by reference, on behalf of the Funds, is a supplement to the Funds’ prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 3, 2014 (SEC Accession No. 0000737520-14-000019).